Average Annual Total Returns	12 Months Ended
Sep. 30, 2012
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.37%
Five Years	2.27%
Ten Years	11.02%
Inception Date	Aug. 14, 1995
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.43%
Five Years	2.35%
Ten Years	11.11%
Inception Date	Nov. 12, 2001
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.52%
Five Years	(2.17%)
Ten Years	9.15%
Inception Date	Aug. 14, 1995
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.90%
Five Years	2.43%
Ten Years	9.12%
Inception Date	Aug. 14, 1995
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.30%
Five Years	3.59%
Since Inception	2.54%
Inception Date	Apr. 24, 2006
Return After Taxes on Distributions | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.70%
Five Years	1.67%
Ten Years	10.43%
Return After Taxes on Distributions | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.14%
Five Years	(2.56%)
Ten Years	8.49%
Return After Taxes on Distributions | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.61%
Five Years	2.20%
Ten Years	8.41%
Return After Taxes on Distributions | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.01%
Five Years	3.40%
Since Inception	2.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.83%
Five Years	1.80%
Ten Years	9.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.06%
Five Years	(1.92%)
Ten Years	7.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.67%
Five Years	2.02%
Ten Years	7.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.62%
Five Years	3.04%
Since Inception	2.13%
Russell 2800 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.07%
Five Years	3.55%
Ten Years	10.41%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	3.23%
Ten Years	10.32%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.81%
Five Years	3.23%
Ten Years	10.32%
MSCI US Small Cap 1750 Index | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.20%
Five Years	5.00%
Since Inception	4.36%
MSCI US Small + Mid Cap 2200 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.91%
Five Years	3.93%
Ten Years	10.66%
Spliced Small and Mid Cap Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.91%
Five Years	3.93%
Ten Years	10.64%
MSCI ACWI Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	(1.16%)
Ten Years	8.11%
Spliced Global Equity Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	(1.16%)
Ten Years	8.32%